Acquisition of Daxx Web Industries B.V.	12 Months Ended
Dec. 31, 2020
Business Combination Acquisition Disclosure [Abstract]
Acquisition of Daxx Web Industries B.V.

Note 4 — Acquisition of Daxx Web Industries B.V.

On December 14, 2020, the Company completed its acquisition of Daxx, a Netherlands-based software development and technology consulting company. In addition to high-end software development, Daxx provides consulting services spanning agile process reengineering, lean development, and DevOps. The Company expects to gain market share and realize synergies through the acquisition of Daxx.

The total purchase consideration is up to $23.3 million and included cash consideration of approximately $18.4 million and contingent cash consideration of up to approximately $4.9 million.

The fair value of the contingent consideration at the date of the acquisition was determined to be approximately $1.9 million. The contingent consideration is payable based on revenue and EBITDA metrics achieved by Daxx for 270 days following the date of the acquisition (the “Earnout Period”) and is payable 60 days following the Earnout Period. The Company recorded a liability for the contingent consideration amount based the Company’s best estimate of the fair value of the expected payout. The Company will continue to reassess the expected contingent consideration payable and changes to the fair value of the expected payment will be reflected in the Company’s Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss).

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

(In thousands)
Cash & equivalents	$2,266
Accounts receivable	1,978
Prepaid expenses and other	283
Fixed assets	352
Goodwill	14,690
Intangible assets	8,174
Accounts payable	(37)
Accrued expenses	(2,397)
Tax liabilities	(2,639)
Other current liability and unearned revenues	(2,284)
Net assets acquired	$20,386

The fair value of identifiable intangible assets as of the date of acquisition is as follows:

(In thousands)	Fair Value	Useful Life	Amortization method
Customer relationships	$4,234	8 years	Straight-line
Daxx trade name	3,500	10 years	Straight-line
Non-compete agreements	440	2 years	Straight-line
Total identified intangible assets	$8,174

As a result of the acquisition, the Company recognized a total of $14.7 million of goodwill. The purchase price was assigned to assets acquired and liabilities assumed based on their estimated fair values as of the date of acquisition, and any excess was allocated to goodwill, as shown in the table above. Goodwill represents the value the Company expects to achieve through the implementation of operational synergies and growth opportunities as the Company expands its global reach. The goodwill is not deductible for income tax purposes.

The Company used various valuation techniques to determine fair value, with the primary techniques being discounted cash flow analysis, relief-from-royalty, and multi-period excess earnings valuation approaches, which use significant unobservable inputs, or Level 3 inputs, as defined by the fair value hierarchy. Under these valuation approaches, the Company is required to make estimates and assumptions about sales, operating margins, growth and attrition rates, royalty rates and discount rates based on budgets, business projections, anticipated future cash flows, and marketplace data.

The acquisition of Daxx was accounted for using the acquisition method of accounting, and consequently, the results of operations for Daxx are reported in the consolidated financial statements from the date of acquisition. Daxx’s revenues were approximately $1.0 million from the date of acquisition to December 31, 2020. Daxx’s results for the same period were insignificant to the Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss).

The following unaudited pro forma information presents the combined results of operations as if the acquisition of Daxx had occurred at the beginning of 2019. Daxx’s pre-acquisition results have been added to the Company’s historical results. The pro forma results contained in the table below include adjustments for amortization of acquired intangibles, depreciation expense, related to the financing and related income taxes. Any potential cost savings or other operational efficiencies that could result from the acquisition are not included in these pro forma results.

The 2019 and 2020 pro forma results include transaction related expenses incurred by Daxx prior to the acquisition of $0.4 million including items such as consultant fees and other deal costs; transaction related expenses incurred by the Company of $0.5 million including fees paid to third parties and other deal costs.

These pro forma results have been prepared for comparative purposes only and are not necessarily indicative of the results of operations as they would have been had the acquisitions occurred on the assumed dates, nor are they necessarily an indication of future operating results.

(In thousands, unaudited)	2020	2019
Revenue	$133,622	$138,002
Net income/(loss)	$(10,925)	$12,091
Earnings/(loss) per share	$(0.24)	$0.55